Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	143,917	(106,496)	185,767
Foreign subsidiaries	61,096	23,310	59,914

	205,013	(83,186)	245,681

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	60,514	33,921	34,288
Foreign subsidiaries	57,404	74,624	41,446

	117,918	108,545	75,734

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	365,665	2,794	76,256
Foreign subsidiaries	(58,244)	203,900	(10,485)

	307,421	206,694	65,771

Total income tax expense	425,339	315,239	141,505

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2011	2012	2013
Statutory tax rate	41.0%	(41.0%)	38.3%
Non-deductible expenses	1.3	4.2	1.3
Income tax credits	(2.0)	(3.6)	(1.4)
Change in statutory tax rate	0.9	(36.2)	(1.9)
Change in valuation allowances	174.5	491.0	22.9
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	1.5	(21.2)	(0.7)
Lower tax rate applied to life and non-life insurance business in Japan	(2.8)	(7.8)	(3.2)
Foreign income tax differential	(10.5)	6.7	3.3
Adjustments to tax accruals and reserves	4.5	(15.9)	(3.1)
Effect of equity in net income (loss) of affiliated companies	(2.8)	60.0	0.1
Sony Ericsson remeasurement gain	—	(50.6)	—
Insurance recovery tax exemptions related to the Floods	—	(5.2)	(1.2)
Other	1.9	(1.4)	3.2

Effective income tax rate	207.5%	379.0%	57.6%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Operating loss carryforwards for tax purposes	533,912	546,322
Accrued pension and severance costs	87,871	102,970
Film costs	40,566	90,456
Warranty reserves and accrued expenses	82,842	70,529
Future insurance policy benefits	22,907	24,217
Inventory	37,431	33,232
Depreciation	39,473	38,334
Tax credit carryforwards	73,945	62,599
Reserve for doubtful accounts	5,580	5,629
Impairment of investments	34,387	32,136
Deferred revenue in the Pictures segment	21,980	30,181
Other	146,777	170,865

Gross deferred tax assets	1,127,671	1,207,470
Less: Valuation allowance	(868,233)	(931,247)

Total deferred tax assets	259,438	276,223

Deferred tax liabilities:
Insurance acquisition costs	(140,190)	(145,048)
Future insurance policy benefits	(66,998)	(85,400)
Unbilled accounts receivable in the Pictures segment	(45,467)	(54,232)
Unrealized gains on securities	(43,831)	(63,730)
Intangible assets acquired through stock exchange offerings	(28,139)	(27,525)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(27,920)	(28,057)
Investment in M3	—	(46,336)
Other	(73,399)	(61,152)

Gross deferred tax liabilities	(425,944)	(511,480)

Net deferred tax liabilities	(166,506)	(235,257)

Net Deferred Tax Assets

Net deferred tax assets (net of valuation allowance) and liabilities are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2012	2013
Current assets — Deferred income taxes	36,769	44,615
Other assets — Deferred income taxes	100,460	107,688
Current liabilities — Other	(19,236)	(13,561)
Long-term liabilities — Deferred income taxes	(284,499)	(373,999)

Net deferred tax liabilities	(166,506)	(235,257)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2011	2012	2013
Balance at beginning of the fiscal year	229,228	225,120	288,311
Reductions for tax positions of prior years	(39,005)	(25,302)	(11,533)
Additions for tax positions of prior years	19,947	59,159	8,980
Additions based on tax positions related to the current year	41,201	44,307	27,849
Settlements	(1,478)	(4,046)	(140,813)
Lapse in statute of limitations	(7,770)	(3,807)	(7,495)
Foreign currency translation adjustments	(17,003)	(7,120)	26,587

Balance at end of the fiscal year	225,120	288,311	191,886

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	87,497	77,925	72,947